Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital [Member]	Contributed Surplus [member]	Warrants [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Equity securities [member]	Accumulated other comprehensive income (loss) [member] Currency hedging instruments [member]	Deficit [member]
Beginning balance at Dec. 31, 2015		$ 2,773,700,000	$ 69,200,000	$ 0		$ (4,400,000)	$ 0	$ (1,114,300,000)
Changes in equity [abstract]
Issuance of shares related to Richmont acquisition (note 5)		0
Issuance of shares through bought deal financing, net of issuance costs and deferred taxes		0
Issuance of shares related to Carlisle acquisition		17,500,000
Issuance of shares related to share-based compensation		7,400,000	0
Issuance of shares related to exercise of warrants		1,200,000
Issuance of shares through flow-through share agreements		20,100,000
Share-based compensation			4,400,000
Fair value of share-based compensation redeemed		2,300,000	(3,100,000)
Shares issued related to the merger (note x)			0
Equity settled share-based payments related to Carlisle acquisition			400,000
Issuance of warrants related to Carlisle acquisition				2,800,000
Issuance of warrants, pursuant to the exercise of Carlisle equity instruments				700,000
Realized disposition on equity securities, reclassified to net loss	$ (300,000)					(300,000)
Unrealized gains on equity securities, net of taxes	5,100,000					5,100,000
Unrealized gain on currency hedging instruments, net of taxes	0						0
Dividends (note13(f))								(5,400,000)
Net earnings (loss)	(17,900,000.0)							(17,900,000)
Ending balance at Dec. 31, 2016	1,759,400,000	2,822,200,000	70,900,000	3,500,000	$ 400,000	400,000	0	(1,137,600,000)
Changes in equity [abstract]
Issuance of shares related to Richmont acquisition (note 5)		615,300,000
Issuance of shares through bought deal financing, net of issuance costs and deferred taxes		241,800,000
Issuance of shares related to Carlisle acquisition		0
Issuance of shares related to share-based compensation		2,300,000	1,300,000
Issuance of shares related to exercise of warrants		500,000
Issuance of shares through flow-through share agreements		8,400,000
Share-based compensation			6,400,000
Fair value of share-based compensation redeemed		1,200,000	(1,200,000)
Shares issued related to the merger (note x)			12,100,000
Equity settled share-based payments related to Carlisle acquisition			0
Issuance of warrants related to Carlisle acquisition				0
Issuance of warrants, pursuant to the exercise of Carlisle equity instruments				500,000
Realized disposition on equity securities, reclassified to net loss	0					0
Unrealized gains on equity securities, net of taxes	0					6,600,000
Unrealized gain on currency hedging instruments, net of taxes	6,000,000						6,000,000
Dividends (note13(f))								(6,000,000)
Net earnings (loss)	26,600,000							26,600,000
Ending balance at Dec. 31, 2017	$ 2,681,200,000	$ 3,691,700,000	$ 89,500,000	$ 4,000,000	$ 13,000,000	$ 7,000,000	$ 6,000,000	$ (1,117,000,000)